Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
COMMON STOCKS — 97.0%
AUSTRALIA — 1.9%
WiseTech Global Ltd.	1,309,250	$42,776,523
BELGIUM — 1.8%
Umicore SA	1,427,843	41,917,597
BRAZIL — 6.0%
MercadoLibre, Inc.*	143,868	119,091,053
NU Holdings Ltd., Class A *	4,040,618	17,778,719
		136,869,772
CHINA — 14.7%
Alibaba Group Holding Ltd.*	4,586,808	45,773,311
Meituan, Class B *	5,262,400	110,597,013
NIO, Inc. ADR*	1,824,522	28,772,712
Pinduoduo, Inc. ADR*	280,511	17,554,379
Ping An Insurance Group Co. of China Ltd., Class H	5,283,500	26,358,298
Tencent Holdings Ltd.	2,515,500	84,964,330
Wuxi Biologics Cayman, Inc.*	3,531,500	21,022,476
		335,042,519
DENMARK — 6.6%
Ambu A/S, B Shares	1,611,983	14,006,598
Genmab A/S*	288,687	92,871,679
Novozymes A/S, B Shares	384,557	19,324,805
Vestas Wind Systems A/S	1,291,098	23,772,808
		149,975,890
FRANCE — 7.7%
Adevinta ASA*	626,550	3,732,799
Kering	225,790	100,148,869
L’Oreal SA	224,800	71,878,017
		175,759,685
GERMANY — 3.8%
Aixtron SE	1,179,242	28,365,820
HelloFresh SE*	1,110,944	23,254,194
MorphoSys AG*	162,909	3,239,393
Zalando SE*	1,667,550	32,572,166
		87,431,573
HONG KONG — 3.4%
AIA Group Ltd.	6,711,200	55,876,828
Hong Kong Exchanges & Clearing Ltd.	657,501	22,474,972
		78,351,800
INDIA — 0.7%
Housing Development Finance Corp., Ltd.	564,415	15,746,914
ISRAEL — 2.1%
Wix.com Ltd.*	609,665	47,694,093
ITALY — 5.5%
Ferrari NV	676,984	125,367,880
JAPAN — 8.7%
CyberAgent, Inc.	1,328,800	11,188,640
GMO Payment Gateway, Inc.	198,300	13,593,684
M3, Inc.	2,178,900	60,838,760
Nidec Corp.	925,500	51,805,930
SBI Holdings, Inc.	897,300	16,102,105
SMC Corp.	111,700	45,458,593
		198,987,712
NETHERLANDS — 15.4%
Adyen NV*	74,126	92,447,138
Argenx SE*	244,388	86,971,943

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford International Growth Fund

	Shares	Value
NETHERLANDS (continued)
ASML Holding NV	328,085	$135,918,748
EXOR NV*	561,946	36,062,139
		351,399,968
NEW ZEALAND — 0.6%
Xero Ltd.*	284,357	13,159,073
NORWAY — 0.3%
Schibsted ASA, Class A	241,038	3,252,582
Schibsted ASA, B Shares	288,179	3,598,660
		6,851,242
SINGAPORE — 0.7%
Sea Ltd. ADR*	295,503	16,562,943
SOUTH KOREA — 3.2%
Coupang, Inc.*	1,543,157	25,724,427
Delivery Hero SE*	1,320,397	48,230,369
		73,954,796
SWEDEN — 3.6%
Atlas Copco AB, A Shares	6,092,944	56,629,997
Kinnevik AB, B Shares*	1,897,274	24,865,510
		81,495,507
SWITZERLAND — 0.9%
Temenos AG	297,453	20,053,371
TAIWAN — 2.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	4,801,000	63,639,138
UNITED KINGDOM — 1.7%
Ocado Group PLC*	5,247,438	27,231,450
Wise PLC, Class A *	1,784,489	13,023,840
		40,255,290
UNITED STATES — 4.9%
Elastic NV*	270,419	19,399,859
Oatly Group AB ADR*	2,007,517	5,279,770
Spotify Technology SA*	953,204	82,261,505
Stellantis NV	438,085	5,174,856
		112,115,990
Total Common Stocks (cost $1,939,717,561)		2,215,409,276

PREFERRED STOCKS — 2.2%
GERMANY — 2.2%
Sartorius AG 0.36% (cost $32,426,481)	143,913	49,780,127
TOTAL INVESTMENTS — 99.2% (cost $1,972,144,042)		$2,265,189,403
Other assets less liabilities — 0.8%		19,407,395
NET ASSETS — 100.0%		$2,284,596,798

*	Non-income producing security.

ADR	-	American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.

Portfolio of Investments

September 30, 2022 (unaudited)

Baillie Gifford International Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$416,181,599	$1,799,227,677	$–	$2,215,409,276
Preferred Stocks**	$–	$49,780,127	$–	$49,780,127
Total	$416,181,599	$1,849,007,804	$–	$2,265,189,403

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the semi-annual period ended June 30, 2022.